Share-based Payment - Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model (Detail) - Stock grant programs [member] - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 50.88	R$ 50.88
Share price at grant date	R$ 83.79	R$ 50.88
Risk-free interest rate	6.94%	6.82%
Volatility factor	36.50%	36.50%
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 13.12	R$ 22.17
Share price at grant date	R$ 20.01	R$ 22.17
Risk-free interest rate	6.94%	6.82%
Volatility factor	36.50%	27.46%
Comgas [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 60.07	R$ 78.58
Share price at grant date		R$ 78.58
Risk-free interest rate	6.94%	6.82%
Volatility factor	32.81%	32.80%
Compass Gas e Energia [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 13.58
Share price at grant date	R$ 13.58
Risk-free interest rate
Volatility factor